Basic and Diluted Loss per Share	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Basic and Diluted Loss per Share

22.	Basic and Diluted Loss per Share

The calculations of basic and diluted loss per share for the year ended June 30, 2025, were based on the net loss of $15,985,788 (2024 –$6,850,918; 2023 –$15,462,945) and the weighted average number of basic and diluted common shares outstanding of 4,972,546 (2024 – 1,556,828; 2023 – 1,387,219).